Group Companies	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Group Companies

SUBSIDIARY UNDERTAKINGS INCLUDED IN THE CONSOLIDATION

Name of Undertaking	% holding as between NV /PLC	Nominal Value		Share Class Note
Algeria - Zone Industrielle Hassi Ameur Oran 31000
Unilever Algérie SPA (72.50)	72.50/0	DZD	1,000.00	1
Argentina - Tucumán 1, Piso 4°, Cdad. de Buenos Aires
Arisco S.A.	64.55/35.45	ARA	1.00	1
UNILEVER DE ARGENTINA S.A.	64.55/35.45	ARA	1.00	1
S.A.G.R.A. S.A. (98)	63.26/34.74	ARA	1.00	1
Argentina - Mendoza km 7/8 – Pocitos, San Juan
Helket S.A.	64.55/35.45	ARA	1.00	1
Australia - Level 17, 2-26 Park Street, Sydney, NSW 2000
Ben & Jerry’s Franchising Australia Limited	0/100	AUD	1.00	1
Tea Too Pty Limited	0/100	AUD	1.00	1
TIGI Australia Pty Limited	0/100	AUD	1.00	2
	0/100	AUD	1.00	3
Unilever Australia (Holdings) Pty Limited	0/100	AUD	1.00	1
Unilever Australia Group Partnership	0/100			4
Unilever Australia Group Pty Limited	0/100	AUD	2.00	1
Unilever Australia Limited	0/100	AUD	1.00	1
Unilever Australia Supply Services Limited	0/100	AUD	1.00	1
Unilever Australia Trading Limited	0/100	AUD	1.00	1
Australia - 111 Chandos Street, Crows Nest, NSW 2065
Dermalogica Holdings Pty Limited	0/100	AUD	1.00	1
Dermalogica Pty Limited	0/100	AUD	2.00	1
DLA Piper Australia, Level 38, 201 Elizabeth Street, Sydney, NSW 2000
Dollar Shave Club Australia Pty Limited	55.40/44.60	AUD	1.00	1
Austria -Stella-Klein-Löw Weg 13, 1023 Wien
Delico Handels GmbH	100/0	EUR	36,337.00	1
Kuner Nahrungsmittel GmbH	100/0	EUR	36,336.00	1
TIGI Handels GmbH	100/0	EUR	36,336.00	1
ULPC Handels GmbH	100/0	EUR	218,019.00	1
Unilever Austria GmbH	100/0	EUR	10,000,000.00	1
Unilever BCS Austria GmbH	55.40/44.60	EUR	35,000.00	1
Bangladesh - 51 Kalurghat Heavy Industrial Area, Kalurghat, Chittagong
Unilever Bangladesh Limited (60.75)	0/60.75	BDT	100.00	1
Belgium - Rond-Point Schuman, 6 Box 5, 1040 Ettebeek
Intuiskin SPRL	100/0	EUR	185.50	1
Belgium - Humaniteitslaan 292, 1190 Brussels
Unilever BCS Belgium NV /SA	55.40/44.60	No Par Value		1
UNILEVER BELGIUM NV/SA	100/0	No Par Value		1
Unilever Belgium Services SA/NV	100/0	No Par Value		1
Unilever Lipton Tea NV/SA	100/0	No Par Value		1
Bolivia - Av. Blanco Galindo Km. 10.4 Cochabamba
Unilever Andina Bolivia S.A.	100/0	BOB	10.00	1
Brazil - Rua Caio Prado, 267 – Room 13, São Paulo/SP
Alberto-Culver do Brasil Cosmeticos Limitada	55.40/44.60	BRL	1.00	5
Brazil - São Paulo, Estado de São Paulo, na Rua Pedroso Alvarenga, 1046, sala 147, Itaim Bibi, CEP 04531-004
Euphoria Ice Cream Comercio de Alimentos Limitada	64.55/35.45	BRL	1.00	5
Brazil - Rod. BR 101-Norte, s/n, km. 43,6 – Room 4, Igarassu /PE
Cicanorte Industria de Conservas Alimenticas S.A.	64.55/35.45	BRL	2.80	1
Brazil - Av. Presidente Juscelino Kubitschek, 1.309 –13º floor – Room 19 – São Paulo/SP
RGG – Comércio E Representações	64.55/35.45	BRL	1.00	5
De Produtos De Higiene Pessoal Limitada
Brazil - Rua Pedroso Alvarenga, 1046, Suit 146, Itaim Bibi, Sao Paulo
Sorvete Escola Comercio de Alimentos Limitada	64.55/35.45	BRL	1.00	5
Brazil - Av. Dr. Cardoso de Melo, nº 1855, Room A, Suite 152, 15th floor, Vila Olímpia, São Paulo/SP CEP 04548-005.
E-UB Comércio Ltda	64.55/35.45	BRL	1.00	5
Brazil - Av. Presidente Juscelino Kubitschek, 1.309 –13º floor – Room 21 – São Paulo/SP
UBA 2 – Comércio e Representação de Alimentos Limitada	64.55/35.45	BRL	1.00	5
Brazil - Av. Presidente Juscelino Kubitschek, 1.309 –13º floor – Room 24 – São Paulo/SP
UBI 2 – Comercio de Alimentos Limitada	64.55/35.45	BRL	1.00	5
Brazil - Av. Presidente Juscelino Kubitschek, 1.309 –13º floor – Room 28 – São Paulo/SP
UBI 4 – Comércio de Alimentos Limitada	64.55/35.45	BRL	1.00	5
Brazil - Rod. BR 232, s/n, km. 13 – Jaboatão dos Guararapes/PE
Unilever Brasil Gelados do Nordeste S.A.	64.55/35.45	No Par Value		2
	64.55/35.45	No Par Value		3
Brazil - Av. Presidente Juscelino Kubitschek, 1.309 – 9th floor, Zip Code 04543-011, São Paulo/SP
Unilever Brasil Gelados Limitada	64.55/35.45	BRL	1.00	5
Brazil - Av. Presidente Juscelino Kubitschek, 1.309, 1st E 2nd Floors from 4th Floor to 8th Floor and from 10th Floor to 14th Floor, Vila Nova Conceicão, São Paulo/SP
UNILEVER BRASIL LIMITADA	64.55/35.45	BRL	1.00	5
Brazil - Av. Presidente Juscelino Kubitschek, 1.309 – 3rd Floor, São Paulo/SP
Unilever Brasil Industrial Limitada	64.55/35.45	BRL	1.00	5
Brazil - Av. Escola Politécnica, 760, 2º Floor – Room 6 – São Paulo/SP
UP! Alimentos Limitada (50)	32.28/17.72	BRL	1.00	5
Brazil - Av. Marechal Floriano, 19 – Room 1001 Part – Rio de Janeiro/RJ
Veritas do Brazil Limitada (99)	63.90/35.10	BRL	1.00	5
Brazil – Rua Sabiá, 45, Jardim Marieta, Osasco/SP
SOLO ATS Participações do Brasil S.A	64.55/35.45	No Par Value		1
Mãe Terra Produtos Naturais Ltda.	64.55/35.45	BRL	1.00	5
Bulgaria - City of Sofia, Borough Mladost, 1, Business Park, Building 3, Floor 1
Unilever BCS Bulgaria EOOD	55.40/44.60	BGN	1,000.00	1
Unilever Bulgaria EOOD	100/0	BGN	1,000.00	1
Cambodia - No. 443A Street 105, Sangkat Boeung Pralit, Khan 7 Makara Phnom Penh Capital
Unilever (Cambodia) Limited	100/0	KHR	20,000.00	1
Canada - 3081, 3rd Avenue, Whitehorse, Yukon Territory, Y1A 4Z7
Dermalogica Canada Limited	0/100	No Par Value		6
Canada - P.O. Box 49130, 2900 – 595 Burrard Street, Vancouver BC V7X 1J5
Dollar Shave Club Canada, Inc	55.40/44.60	CAD	0.01	7
Canada -195 Belfield Road, Rexdale, Toronto, Ontario M9W 1G9
Rexdale Property Inc.	55.40/44.60	No Par Value		7
Unilever BCS Canada Inc.	55.40/44.60	No Par Value		7
Canada -800-885 West Georgia Street, Vancouver BC V6C 3H1
Seventh Generation Family & Home ULC	55.40/44.60	No Par Value		7
Canada - 1000 rue de la Gauchetière Ouest, Bureau 2500, Montreal H3B 0A2
4012208 Canada Inc.	64.54/35.46	No Par Value		7
Canada - 160 Bloor Street East, Suite 1400, Toronto ON M4W 3R2
Unilever Canada Inc.	64.54/35.46	No Par Value		8
	64.54/35.46	No Par Value		9
	0/100	No Par Value		10
	64.54/35.46	No Par Value		11
	64.54/35.46	No Par Value		12
Canada - Lawson Lundell LLP, 925 W Georgia St, Vancouver, BC V6C 3L2
Hourglass Cosmetics Canada Limited	55.40/44.60	No Par Value		7
Cayman Islands - Walker Nominees Limited, 190 Elgin Ave, Georgetown, GC KY1-9001
Personal Care Marketing & Technology Inc	55.40/44.60	KYD	1.00	1
Chile- Av. Carrascal N°3351, Quinta Normal, Santiago
UNILEVER CHILE LIMITADA	64.55/35.45			13
Unilever Chile SCC Limitada	64.55/35.45			13
China – 10th floor No.398, North Cao Xi Road, Xuhui District, Shanghai
Blueair Shanghai Sales Co. Limited	100/0	RMB	1,000,000	1
China - 298, Seaside Avenue, Hangzhou Bay New Zone
Ningbo Qinyuan Marketing Services Co. Limited (67.71)	67.71/0	CNY	1.00	1
China - 358, Ci Yi Road, Hangzhou Bay New Zone
Ningbo Qinyuan Water Equipment Co. Limited (67.71)	67.71/0	CNY	1.00	1
China - Seaside Avenue, Cixi Econimce and Technical Development Zone (Hangzhou Bay New Zone)
Qinyuan Group Co. Limited (67.71)	67.71/0	CNY	1.00	1

Name of Undertaking	% holding as between NV /PLC	Nominal Value		Share Class Note
China - Room 23, Hall 5, No. 38, Lane 168, Xing Fu Li Road, Fenjing Town, Jinsham District, Shanghai 201100
Shanghai Qinyuan Environment Protection Technology Co. Limited (67.71)	67.71/0	CNY	1.00	1
China - No.33 North Fuquan Road, Shanghai, 200335
Unilever (China) Investing Company Limited	100/0	USD	1.00	1
China -88 Jinxiu Avenue, Hefei Economic and Technology Development Zone, Hefei, 230601
Unilever (China) Limited	100/0	USD	1.00	1
UNILEVER SERVICES (HEFEI) CO. LIMITED	100/0	CNY	1.00	1
China – No. 225 Jingyi Road, Tianjin Airport Economic Area, Tianjin
Unilever (Tianjin) Company Limited	100/0	USD	1.00	1
China - 1068 Ting Wei Road, Jinshanzui Industrial Region, Jinshan District, Shanghai
Unilever Foods (China) Co. Limited	100/0	USD	1.00	1
China - No. 1 Unilever Avenue, Pengshan Country, Sichuan Province 610016
Unilever (Sichuan) Company Limited	100/0	USD	1.00	1
China - No.16 Wanyuan Road, Beijing E&T Development, Beijing 100076
Walls (China) Co. Limited	100/0	USD	1.00	1
China - 358, Ci Yi Road, Hangzhou Bay New Zone
Zhejiang Qinyuan Water Treatment Technology Co. Limited (67.71)	67.71/0	CNY	1.00	1
China - Unit 1A, Building B5, Zhaoshangju Guangming Science and Technology Park, Guanguang Road, Guangming New District, Shenzhen City
Blueair Technology (Shenzen) Co. Limited	100/0	CNY	1.00	1
China – Room 306, Xinmao Building, No.2 South Tainana Road, Shanghai Free Trade Zone
Unilever Trading (Shanghai) Co. Ltd	100/0	RMB	2,000,000	1
Colombia - Av. El Dorado, No. 69B-45. Bogota Corporate Center Piso 7, Bogotá
Unilever Colombia SCC S.A.S.	100/0	COP	100.00	1
Unilever Andina Colombia Limitada	100/0	COP	100.00	1
Costa Rica - La Asunción de Belén, Planta Industrial Lizano, Autopista Bernardo Soto
Unilever de Centroamerica S.A.	100/0	CRC	1.00	1
Costa Rica - Provincia de Heredia, Cantón Belén, Distrito de la Asunción, de la intersección Cariari- Belén, 400 Mts. Oeste, 800 Mts., al Norte
UL Costa Rica SCC S.A.	100/0	CRC	1000.00	1
Cote D’Ivoire -01 BP 1751 Abidjan 01, Boulevard de Vridi
Unilever-Cote D’Ivoire (89.98)	0/ 89.98	XOF	5,000.00	1
Cote D’Ivoire - Abidjan-Marcory, Boulevard Valery Giscard d’Estaing, Immeuble Plein Ciel, Business Center, 26 BP 1377, Abidjan 26
Unilever Afrique de l’Ouest	0/100	XOF	10,000.00	1
Croatia - Strojarska cesta 20, 10000 Zagreb
Unilever Hrvatska d.o.o.	100/0	HRK	1.00	1
Cuba - Zona Especial de Desarrollo Mariel, Provincia Artemisa
Unilever Suchel, S.A. (60)	60/0	USD	1,000.00	1
Cyprus - Head Offices, 195C Old Road Nicosia Limassol, CY-2540 Idalion Industrial Zone – Nicosia
Unilever Tseriotis Cyprus Limited (84)	0/ 84	EUR	1.00	1
Czech Republic - Rohanské nábřeží 670/17, Karlín, Praha 8, 186 00
Unilever BCS ČR, spol. s r.o.	55.40/44.60	CZK	100,000.00	1
Unilever ČR, spol. s r.o.	0/100	CZK	210,000.00	1
Denmark - Ørestads Boulevard 73, 2300 København S
Unilever BCS Danmark A/S	55.40/44.60	DKK	1,000.00	1
Unilever Danmark A/S	100/0	DKK	1,000.00	1
Denmark - Petersmindevej 30, 5000 Odense C
Unilever Produktion ApS	100/0	DKK	100.00	1
Djibouti-Haramous, BP 169
Unilever Djibouti FZCO Limited	0/100	USD	20.00	1
Dominican Republic - Ave. Winston Churchill, Torre Acrópolis Piso 17, Santo Domingo
Unilever Caribe, S.A.	100/0	DOP	1,000.00	1
Ecuador - Km 25 Vía a Daule, Guayaquil
Unilever Andina Ecuador S.A.	100/0	USD	1.00	1
Egypt- Bourg El-Arab City, Alexandria1
Fine Tea Co (SAE)	0/100	EGP	2.00	1
Unilever Mashreq – Foods (SAE)	0/100	EGP	20.00	1
Egypt - 6th of October City, 4th Industrial Zone, Piece Number 68, Giza
Unilever Mashreq – Home Care (SAE)	0/100	EGP	2.00	1
Unilever Mashreq – Personal Care (SAE)	0/100	EGP	10.00	1
Egypt - 14th May Bridge, Ezbet Hegazy, Alexandria
Unilever Mashreq International Company	0/100	USD	1,000.00	1
Egypt - Industrial Zone – 14th May Bridge, Smouha, Alexandria
Unilever Mashreq Trading LLC (60)	0/60	EGP	10.00	1
Egypt - Bourg El-Arab City, 1st Industrial Zone, Block 11, Piece Number 5, Alexandria
Unilever Mashreq – Tea (SAE)	0/100	EGP	100.00	1
Egypt – Flat no.4, third floor, building no. 78, Tereat Al Mariouteyya street, Faisal Al Haram, Gizah

Unilever Mashreq for Import and Export LLC	0/100	EGP	100.00	1
El Salvador - Nivel 19 Edificio Torre Futura, 87 av. Norte y calle El Mirador, Colonia Escalón, San Salvador
Unilever El Salvador SCC S.A. de C.V.	100/0	USD	1.00	1
Unilever de Centro America S.A.	100/0	USD	1.00	1
England and Wales - Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
Accantia Group Holdings	5.61/94.39	GBP	0.01	1
(unlimited company)
Alberto-Culver (Europe) Limited	55.40/44.60	GBP	1.00	1
Alberto-Culver Group Limited	55.40/44.60	GBP	1.00	1
Alberto-Culver UK Holdings Limited	55.40/44.60	GBP	1.00	1
Alberto-Culver UK Products Limited	55.40/44.60	GBP	1.00	1
	55.40/44.60	GBP	5.00	14
Associated Enterprises Limited°	0/100	GBP	1.00	1
BBG Investments (France) Limited	0/100	GBP	1.00	1
Brooke Bond Assam Estates Limited	0/100	GBP	1.00	1
Brooke Bond Group Limited°	0/100	GBP	0.25	1
Brooke Bond South India Estates Limited°	0/100	GBP	1.00	1
	0/100	GBP	1.00	15
CPC (UK) Pension Trust Limited	0/100			16
Hourglass Cosmetics UK Limited	55.40/44.60	GBP	1.00	1
Margarine Union (1930) Limited°	0/100	GBP	1.00	1
	0/100	GBP	0.01	17
	0/100	GBP	1.00	18
	0/100	GBP	1.00	68
	0/100	GBP	1.00	69
MBUK Trading Limited	0/100	GBP	1.00	1
Mixhold Investments Limited	0/100	GBP	1.00	1
Murad Europe Limited	0/100	GBP	1.00	1
Pukka Herbs Limited	0/100	GBP	0.01	2
	0/100	GBP	0.01	3
TIGI Limited	0/100	GBP	1.00	1
Toni & Guy Products Limited°	0/100	GBP	0.001	1
UAC International Limited	0/100	GBP	1.00	1
UML Limited	0/100	GBP	1.00	1
Unidis Forty Nine Limited	0/100	GBP	1.00	1
Unilever Australia Investments Limited	0/100	AUD	10.00	2
	0/100	GBP	1.00	1
Unilever Australia Partnership Limited	0/100	AUD	10.00	2
	0/100	GBP	1.00	1
Unilever Australia Services Limited	0/100	AUD	10.00	2
	0/100	GBP	1.00	1
UNILEVER BCS LIMITED	55.40/44.60	GBP	1.00	1
Unilever BCS UK Limited°	55.40/44.60	GBP	1.00	1
	0/100	GBP	1.00	19
Unilever BCS UK Services Limited°	55.40/44.60	GBP	1.00	1
	0/100	GBP	1.00	19
Unilever Company for Industrial Development Limited	0/100	GBP	1.00	1
Unilever Company for Regional Marketing and Research Limited	0/100	GBP	1.00	1
Unilever Corporate Holdings Limited°	0/100	GBP	1.00	1
Unilever Employee Benefit Trustees Limited	0/100	GBP	1.00	1
Unilever S.K. Holdings Limited	0/100	GBP	1.00	1
Unilever Innovations Limited	0/100	GBP	0.10	1
	0/100	GBP	1.00	20
Unilever Overseas Holdings Limited°	0/100	GBP	1.00	1
Unilever Superannuation Trustees Limited	0/100	GBP	1.00	1
Unilever U.K. Central Resources Limited	0/100	GBP	1.00	1
UNILEVER U.K. HOLDINGS LIMITED°	0/100	GBP	1.00	1
UNILEVER UK & CN HOLDINGS LIMITED	0/100	GBP	1.00	2
	0/100	GBP	1.00	3
	0/100	GBP	10.00	23
	0/100	GBP	10.00	24
Unilever UK Group Limited	49.86/50.14	GBP	1.00	2
	1.67/98.33	GBP	1.00	3
	5.61/94.39	GBP	1.00	21
Unilever US Investments Limited°	0/100	GBP	1.00	1
United Holdings Limited°	0/100	GBP	1.00	1
	99.67/0.33	GBP	500.00	22
England and Wales - Unilever House, Springfield Drive, Leatherhead, KT22 7GR
Alberto-Culver Company (U.K.) Limited	5.61/94.39	GBP	1.00	1
TIGI International Limited	0/100	GBP	1.00	1
Unilever Pension Trust Limited	0/100	GBP	1.00	1
UNILEVER UK LIMITED	5.61/94.39	GBP	1.00	1
Unilever UK Pension Fund Trustees Limited	0/100	GBP	1.00	1
USF Nominees Limited	0/100	GBP	1.00	1
England and Wales - The Manser Building, Thorncroft Manor, Thorncroft Drive, Dorking, KT22 8JB
Dermalogica (UK) Limited	0/100	GBP	1.00	1
England and Wales - 16 Great Queen Street, Covent Garden, London, WC2B 5AH
Intuiskin Limited (In Liquidation)	100/0	GBP	1.00	1
England and Wales - 1st Floor, 16 Charles II Street, London, SW1Y 4QU
REN Limited	0/100	GBP	1.00	1
Unilever Ventures III Limited Partnership (86.25)	57.50/28.75			4
England and Wales – The Edison, 223-231 Old Marylebone Road, London, NW1 5QT
REN Skincare Limited	0/100	GBP	1.00	1
England and Wales – 1 More Place, London, SE1 2AF
Accantia Health and Beauty Limited (In Liquidation)	0/100	GBP	0.25	1
Simple Toiletries Limited (In Liquidation)	0/100	GBP	1.00	1
Unidis Nineteen Limited (In Liquidation)	0/100	GBP	1.00	1

Name of Undertaking	% holding as between NV /PLC	Nominal Value		Share Class Note
Unilever Bestfoods UK Limited (In Liquidation)	0/100	GBP	1.00	1
England and Wales – 5th floor, 6 St Andrew Street, London, EC4A 3AE,
Unilever Ventures Limited	0/100	GBP	1.00	1
Estonia - Kalmistu tee 28a, Tallinna linn, Harju maakond, 11216
Unilever Eesti AS	100/0	EUR	6.30	1
Ethiopia - Bole Sub City, Kebele 03/05, Lidiya Building, Addis Ababa
Unilever Manufacturing PLC	0/100	ETB	1,000.00	1
Finland - Post Box 254, 00101 Helsinki
Unilever Finland Oy	100/0	EUR	16.82	1
Unilever Ingman Production Oy	100/0	EUR	1.00	1
Finland - Roineentie 10, 00510 Helsinki
Unilever Spreads Finland Oy	55.40/44.60	EUR	1,250.00	1
France - 20, rue des Deux Gares, 92500, Rueil-Malmaison
Alsa France S.A.S. (99.99)	64.54/35.45	No Par Value		1
Bestfoods France Industries S.A.S. (99.99)	64.54/35.45	No Par Value		1
Cogesal-Miko S.A.S. (99.99)	64.54/35.45	No Par Value		1
Fralib Sourcing Unit S.A.S. (99.99)	64.54/35.45	No Par Value		1
Saphir S.A.S. (99.99)	64.54/35.45	EUR	1.00	1
Sfejer S.A.S. (99.99)	64.54/35.45	No Par Value		1
Tigi Services France S.A.S. (99.99)	64.54/35.45	No Par Value		1
Unilever BCS France S.A.S.	55.40/44.60	No Par Value		1
UNILEVER FRANCE S.A.S. (99.99)	64.54/35.45	No Par Value		1
Unilever France Holdings S.A.S. (99.99)	64.54/35.45	EUR	1.00	1
Unilever France HPC Industries S.A.S. (99.99)	64.54/35.45	EUR	1.00	1
Unilever Retail Operations France (99.99)	64.54/35.45	No Par Value		1
France - 81 Rue De Seine, 75006 Paris
Grom France S.a.r.l	100/0	EUR	10.00	1
France - Parc Activillage des Fontaines – Bernin 38926 Crolles Cedex
Intuiskin S.A.S.	100/0	EUR	1.00	1
France - ZI de la Norge – Chevigny Saint-Sauveur, 21800 Quetigny
Amora Maille Societe Industrielle S.A.S.	64.54/35.45	No Par Value		1
Germany - Gerresheimer Landstraße 71, 40627 Düsseldorf
Dermalogica GmbH	100/0	EUR	25,000.00	1
Germany - Am Strandkai 1, 20457 Hamburg
DU Gesellschaft für Arbeitnehmerüberlassung	64.54/35.45	DEM	50,000.00	1
mbH
Unilever BCS Deutschland GmbH	55.40/44.60	EUR	25,000.00	1
Unilever BCS Deutschland Immobilien Leasing	66.22/33.78			4
GmbH & Co. OHG LOGO
Unilever BCS IP Deutschland GmbH & Co.	64.45/35.55			4
OHG LOGO
Unilever BCS Sourcing Deutschland GmbH &	64.45/35.55			4
Co. OHG LOGO
Unilever BCS Verwaltungs GmbH	55.40/44.60	EUR	25.000,00	1
UNILEVER DEUTSCHLAND GMBH	64.55/35.45	EUR	90,000,000.00	1
	64.55/35.45	EUR	2,000,000.00	1
	64.55/35.45	EUR	1,000,000.00	1
UNILEVER DEUTSCHLAND HOLDING GMBH	64.55/35.45	EUR	39,000.00	1
	64.55/35.45	EUR	18,000.00	1
	64.55/35.45	EUR	14,300.00	1
	64.55/35.45	EUR	5.200.00	1
	64.55/35.45	EUR	6,500.00	1
UNILEVER DEUTSCHLAND PRODUKTIONS	64.55/35.45			4
GMBH & CO. OHG LOGO
Unilever Deutschland Produktions Verwaltungs	64.55/35.45	EUR	179,000.00	1
GmbH
Unilever Deutschland Supply Chain Services	64.55/35.45	EUR	51,150.00	1
GmbH
Germany - Schultetusstraße 37, 17153 Stavenhagen
MAIZENA GRUNDSTÜCKSVERWALTUNG GMBH & CO. OHG LOGO (99.99)	63.60/36.39			4
PFANNI GMBH & CO. OHG STAVENHAGEN LOGO	64.54/35.45			4
(99.99)
Rizofoor Gesellschaft mit beschränkter Haftung	96.45/3.55	EUR	15,350.00	1
	100/0	EUR	138,150.00	1
Schafft GmbH	64.55/35.45	EUR	63,920.00	1
	64.55/35.45	EUR	100,000.00	1
UBG Vermietungs GmbH	64.74/35.26	EUR	136,377,489.00	1
Unilever Deutschland Immobilien Leasing	66.33/33.67			4
GmbH & Co. OHG LOGO
Unilever Deutschland IPR GmbH & Co. OHG LOGO	64.55/35.45			4
Germany - Hertzstraße 6, 71083 Herrenberg-Gülstein
TIGI Eurologistic GmbH	PLC 100	EUR	100.00	1
TIGI Haircare GmbH	PLC 100	EUR	25,600.00	1
Ghana -Swanmill, Kwame Nkrumah Avenue, Accra
Millers Swanzy (Ghana) Limited	0/100	GHC	1.00	1
Ghana - Plot No. Ind/A/3A-4, Heavy Industrial Area, Tema
Unilever Ghana Investments Limited (66.56)	0/66.56	GHC	10.00	1
Unilever Ghana Limited (66.56)	0/66.56	GHC	0.0192	1
Greece - Kymis ave & 10, Seneka str. GR-145 64 Kifissia
ELAIS UNILEVER HELLAS SA	100/0	EUR	10.00	1
Elanthi SA	100/0	EUR	10.00	1

Name of Undertaking	% holding as between NV /PLC	Nominal Value		Share Class Note
Unilever Knorr SA	100/0	EUR	10.00	1
UL BCS Logistics Consulting SA	100/0	EUR	10.00	1
Unilever Logistics SA	100/0	EUR	10.00	1
Guatemala - Diagonal 6. 10-50 zona 10, Ciudad de Guatemala. Nivel 17 Torre Norte Ed. Interamericas World Financial Center
Unilever de Centroamerica S.A. Guatemala	100/0	GTQ	60.00	1
Guatemala - 24 Avenida, Calzada Atanacio Tzul, 35-87 Zona 12 Ciudad de Guatemala
Unilever Guatemala SCC S.A.	100/0	GTQ	100.00	1
Honduras - Anillo Periférico 600 metros después de la colonia, Residencial, Las Uvas contigua acceso de residencial Roble Oeste, Tegucigalpa M.D.C.
Unilever de Centroamerica S.A. Honduras	100/0	HNL	10.00	1
Hong Kong -Suite 1106-8, 11/F, Tai Yau Building, 181 Johnston Road, Wanchai
Blueair Asia Limited	100/0	HKD	0.01	1
Hong Kong - Room 1505, Wheelock House, 20 Pedder Street, Central
Kate Somerville Skincare, Hong Kong Limited	100/0	HKD	1.00	1
(In liquidation)
Hong Kong - 6 Dai Fu Street, Tai Po Industrial Estate, N.T.
Unilever Hong Kong Limited	64.55/35.45	HKD	0.10	1
Hong Kong - Suite 907, 9/F, Silvercord Tower 2, 30 Canton Road, Tsim Sha Tsui, Kowloon
Hourglass Cosmetics Hong Kong Limited	55.40/44.60	No Par Value		7
Hungary - 1138-Budapest, Váci u. 182
Multifrozen Kereskedelmi Kft	0/100	HUF	1.00	1
Unilever BCS Hungary Kft	55.40/44.60	HUF	1.00	1
Unilever Magyarország Kft	0/100	HUF	1.00	1
India - Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
Daverashola Estates Private Limited (67.20)	0/67.20	INR	10.00	1
Hindlever Trust Limited (67.20)	0/67.20	INR	10.00	1
HINDUSTAN UNILEVER LIMITED° (67.20)	0/67.20	INR	1.00	1
Jamnagar Properties Private Limited (67.20)	0/67.20	INR	10.00	1
Levers Associated Trust Limited (67.20)	0/67.20	INR	10.00	1
Levindra Trust Limited	0/67.20	INR	10.00	1
Pond’s Exports Limited (67.20)	0/67.20	INR	1.00	1
Unilever India Exports Limited (67.20)	0/67.20	INR	10.00	1
Unilever Industries Private Limited°	0/100	INR	10.00	1
Unilever Ventures India Advisory Private Limited	0/100	INR	1.00	1
India - S-327, Greater Kailash – II, New Delhi – 110048, Delhi
Blueair India Pvt. Limited	99.98/0.02	INR	10. 00	1
India - 1st Floor, Shreeniwas House, H. Somani Marg, (behind Bombay Gymkhana) Fort, Mumbai 40001
Lakme Lever Private Limited (67.20)	0/67.20	INR	10.00	1
Indonesia - Grha Unilever, Green Office Park Kav 3, Jalan BSD Boulevard Barat, BSD City, Tangerang, 15345
PT UNILEVER INDONESIA TBK (84.99)	54.86/30.13	IDR	10.00	1
PT Unilever Enterprises Indonesia (99.26)	64.07/35.19	IDR	1,000.00	1
PT Unilever Trading Indonesia	100/0	IDR	1,003,875.00	1
Indonesia - KEK Sei Mangkei, Nagori Sei Mangkei, Kecamatan Bosar Maligas, Kabupaten Simalungun 21183, Sumatera Utara
PT Unilever Oleochemical Indonesia	100/0	IDR	1,000,000.00	1
Iran - 137 Shiraz Building, Corner of the 21st Street, Khaled Eslamboli Ave, Tehran
Unilever Iran (Private Joint Stock Company)	99.35/0	IRR	1,000,000.00	1
(99.35)
Ireland - 20 Riverwalk, National Digital Park, Citywest Business Campus Dublin 24
Lipton Soft Drinks (Ireland) Limited	0/100	EUR	1.26	1
Unilever BCS Ireland Limited	55.40/44.60	EUR	1.00	1
Unilever Ireland (Holdings) Limited	0/100	EUR	1.26	1
Unilever Ireland Limited	0/100	EUR	1.26	1
Isle of Man - Bridge Chambers, West Quay, Ramsey, Isle of Man, IM8 1DL
Rational International Enterprises Limited	0/100	USD	1.00	1
Israel - 3 Gilboa St. Airport City, Ben Gurion Airport
Beigel & Beigel Mazon (1985) Limited	12.80/87.20	ILS	1.00	1
Israel - 52 Julius Simon Street, Haifa, 3296279
Bestfoods TAMI Holdings Ltd	25.11/74.89	ILS	0.001	1
Israel Vegetable Oil Company Ltd	25.11/74.89	ILS	0.0001	1
Unilever Israel Foods Ltd	25.10/74.90	ILS	0.10	8
	25.10/74.90	ILS	0.10	9
	25.10/74.90	ILS	0.10	10
	25.10/74.90	ILS	0.0002	25
Unilever Israel Home and Personal Care Limited	0/100	ILS	1.00	1
Unilever Israel Marketing Ltd	25.11/74.89	ILS	0.0001	1
Unilever Shefa Israel Ltd	25.11/74.89	ILS	1.00	1
Israel - Haharoshet 1, PO Box 2288, Akko, 2451704
Glidat Strauss Limited	0/100	ILS	1.00	30
	0/100	ILS	1.00	1
	0/0	ILS	1.00	31
Italy - Piazza Paleocapa 1/D, 10100, Torino
Gromart S.R.L.	100/0	EUR	1,815,800.00	5
Italy - Via Crea 10, 10095, Grugliasco
G.L.L. S.R.L. (51)	51/0	EUR	40,000.00	5
Italy - Via Roma 101, 35122, Padova
Grom-PD S.R.L.	100/0	EUR	40,000.00	5
Italy - Via Tortona 25, cap 20144 – Milano

Name of Undertaking	% holding as between NV /PLC	Nominal Value		Share Class Note
Intuiskin S.R.L.	100/0	EUR	10,000.00	5
Italy - Piazzale Biancamano n.8, 20121, Milano
Unilever Italia Administrative Services S.R.L.	100/0	EUR	70,000.00	5
Italy - Via Paolo di Dono 3/A 00142 Roma
Unilever BCS Italia S.R.L.	55.40/44.60	EUR	10,000.00	5
Unilever Italia Logistics S.R.L.	100/0	EUR	600,000.00	5
Unilever Italia Manufacturing S.R.L.	100/0	EUR	10,000,000.00	5
Unilever Italia Mkt Operations S.R.L.	100/0	EUR	25,000,000.00	5
UNILEVER ITALY HOLDINGS S.R.L.	100/0	EUR	200,000.00	5
Japan - 2-1-1, Kamimeguro, Meguro-ku, Tokyo 153-8578
Unilever Japan Beverage K.K.	100/0	JPY	50,000.00	1
Unilever Japan Customer Marketing K.K.	100/0	JPY	50,000.00	1
Unilever Japan Holdings K.K.	100/0	JPY	10,000.00	1
UNILEVER JAPAN K.K.	100/0	JPY	50,000.00	1
Unilever Japan Service K.K.	100/0	JPY	50,000.00	1
Jersey - 13 Castle Street, St Helier, Jersey, JE4 5UT
Unilever Chile Investments Limited	64.55/35.45	GBP	1.00	1
Jordan - Amman
Unilever Jordan LLC	100/0	JOD	10.00	1
Kazakhstan - Raimbek, Avenue 160 A, Office 401, Almaty
Unilever Kazakhstan LLP	100/0			4
Kenya - Head Office, Kericho-Nakuru Road, P.O. BOX 20, 20200, Kericho
Brooke Bond Mombasa Limited (98.19)	0/98.19	KES	1.00	1
Mabroukie Tea & Coffee Estates Limited (98.19	0/98.19	KES	1.00	1
The Limuru Tea Company Limited (51.08)	0/51.08	KES	20.00	1
Unilever Tea Kenya Limited (98.20)	0/98.20	KES	1.00	1
Kenya - Commercial Street, Industrial Area, P.O. BOX 30062-00100, Nairobi
Unilever Kenya Limited°	0/100	KES	20.00	1
Korea - 443 Taeheran-ro, Samsung-dong, Kangnam-gu, Seoul
Unilever Korea Chusik Hoesa	100/0	KRW	10,000.00	1
	100/0	KRW	10,000.00	14
Laos - Viengvang Tower, 4th Floor, Room no. 402A, Boulichan Road, Dongpalan Thong Village, Sisattanak District, Vientiane Capital
Unilever Services (Lao) Sole Co Limited	100/0	LAK	800,000.00	1
Latvia - Kronvalda bulvāris 3-10, Rīga, LV-1010
Unilever Baltic LLC	100/0	EUR	1.00	1
Lebanon - Sin El Fil, Zakher Building, Floor 4, Beirut
Unilever Levant s.a.r.l.	100/0	LBP	1,000,000.00	1
Lithuania - Skuodo st. 28, Mazeikiai, LT-89100
UAB Unilever Lietuva distribucija	100/0	EUR	3,620.25	1
UAB Unilever Lietuva ledu gamyba	100/0	EUR	3,620.25	1
Malawi - Abdul Majid Motor City, Chipembere Highway, Ginnery Corner, Blantyre
Unilever South East Africa (Private) Limited	0/100	MWK	2.00	1
Malaysia - Level 34, Menara TM, Jalan Pantai Baru, 59200 Kuala Lumpur
Unilever (Malaysia) Holdings Sdn. Bhd. (70)	0/70	RM	1.00	1
Unilever (Malaysia) Services Sdn. Bhd. (70)	0/70	RM	1.00	1
Unilever Foods (Malaysia) Sdn. Bhd.	0/100	RM	75.00	1
Unilever Malaysia Aviance Sdn. Bhd.	0/100	RM	1.00	1
Mexico - Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlán, Estado de
México
UNILEVER DE MEXICO S.DE R.L. DE C.V.	64.55/35.45			4
Unilever Holding Mexico S.de R.L. de C.V.	64.55/35.45			4
Unilever Manufacturera S.de R.L. de C.V.	64.55/35.45			4
Servicios Professionales Unilever S.de R.L. de C.V.	64.55/35.45			4
Unilever Mexicana S.de R.L. de C.V.	64.55/35.45			4
Unilever Real Estate Mexico S.de R.L. de C.V.	64.55/35.45			4
Unilever Servicios de Promotoria, S.de R.L. de C.V.	64.55/35.45			4
Morocco - Km 10, Route Cotiere, Ain Sebaa, Casablanca
Unilever Maghreb S.A. (99.98)	99.98/0	MAD	100.00	1
Mozambique - Avenida 24 de Julho, Edifício 24, nº 1097, 4º andar, Maputo
Unilever Mocambique Limitada	100/0	USD	0.01	1
Myanmar – No (40,41,47), Min Thate Di Kyaw Swar Street, Shwe Pyi Thar Industrial Zone (2), Shwe Pyi Thar Township, Yangon
Unilever (Myanmar) Limited	100/0	MMK	8,200.00	1
Myanmar – No (196), West Shwe Gone Dine 5th Street, Bahan Township, Yangon
Unilever (Myanmar) Services Limited	100/0	USD	10.00	1
Myanmar - Lot No.28,30,31, Hlaing Thar Yar Industrial Zone (3), Hlaing Thar Yar Township,
Yangon
Unilever EAC Myanmar Company Limited (60)	60/0	MAMK	1,000,000.00	1
Nepal - Basamadi V.D.C. – 5, P.O. Box-11, Hetauda, Dist. Makwanpur
Unilever Nepal Limited (53.76)	0/53.76	NPR	100.00	1
Netherlands- Weena 455, 3013 AL Rotterdam
Alberto-Culver Netherlands B.V.*	55.40/44.60	EUR	1.00	2
	55.40/44.60	EUR	1.00	3
Argentina Investments B.V.*	64.55/35.45	EUR	454.00	1
BFO Holdings B.V.*	64.55/35.45	EUR	1.00	1
BFO TWO B.V.*	55.40/44.60	EUR	1.00	1
BrazH1 B.V.*	64.55/35.45	EUR	1.00	1
BrazH2 B.V.*	64.55/35.45	EUR	1.00	1
Brazinvest B.V.*	64.55/35.45	EUR	1.00	1
Brazinvestee B.V.*	64.55/35.45	EUR	1.00	1
Chico-invest B.V.*	64.55/35.45	EUR	455.00	1

Name of Undertaking	% holding as between NV /PLC	Nominal Value		Share Class Note
Dollar Shave Club B.V.*	100/0	EUR	1.00	1
Doma B.V.*	100/0	NLG	1,000.00	1
Handelmaatschappij Noorda B.V.°*	100/0	NLG	1,000.00	1
Unilever Foods & Refreshment Global B.V.*	100/0	NLG	1,000.00	1
Itaho B.V.*	100/0	EUR	1.00	1
Lipoma B.V.°*	100/0	NLG	1,000.00	1
Marga B.V.°*	100/0	EUR	1.00	1
Mavibel (Maatschappij voor Internationale	100/0	EUR	1.00	1
Beleggingen) B.V.°*
Mexinvest B.V.*	64.55/35.45	EUR	1.00	1
MIXHOLD B.V.*	100/0	EUR	1.00	2
	0/100	EUR	1.00	1
	55.40/44.60	EUR	1.00	26
Naamlooze Vennootschap Elma°*†	100/0	NLG	1,000.00	1
	0.25/99.75	NLG	1,000.00	27
New Asia B.V.*	64.55/35.45	EUR	1.00	1
Nommexar B.V.*	64.55/35.45	EUR	1.00	1
Ortiz Finance B.V.*	64.55/35.45	NLG	100.00	1
Pabulum B.V.*	100/0	NLG	1,000.00	1
Rizofoor B.V.*	0/100	NLG	1,000.00	1
Rolf von den Baumen’s Vetsmelterij B.V.*	100/0	EUR	454.00	1
Rolon B.V.*	64.55/35.45	NLG	1,000.00	1
Saponia B.V.°*	100/0	NLG	1,000.00	1
ThaiB1 B.V.*	64.55/35.45	NLG	1,000.00	1
ThaiB2 B.V.*	64.55/35.45	NLG	1,000.00	1
Unilever Administration Centre B.V.*	100/0	EUR	1.00	1
Unilever Alser B.V.*	100/0	EUR	1.00	1
Unilever BCS Europe B.V.*	55.40/44.60	EUR	1.00	1
Unilever BCS Holdings B.V.*	55.40/44.60	EUR	1.00	1
Unilever BCS NL Holdings Two B.V.*	55.40/44.60	EUR	1.00	1
Unilever Berran B.V.*	100/0	EUR	1.00	1
Unilever Canada Investments B.V.*	64.55/35.45	EUR	1.00	1
Unilever Caribbean Holdings B.V.*	100/0	EUR	1,800.00	1
Unilever Corporate Holdings B.V.	100/0	EUR	0.01	1
Unilever Employee Benefits Management B.V.*	0/100	NLG	1,000.00	1
Unilever Employment Services B.V.*	100/0	NLG	1,000.00	1
Unilever Europe B.V.*	100/0	EUR	1.00	1
Unilever Europe Business Center B.V.*	100/0	EUR	454.00	1
UNILEVER FINANCE INTERNATIONAL B.V.°*	100/0	EUR	1.00	1
Unilever Foodsolutions B.V.*	100/0	EUR	1.00	1
Unilever Global Services B.V.*	100/0	EUR	1.00	1
Unilever Holdings B.V.*	100/0	EUR	454.00	1
Unilever Home & Personal Care Nederland	100/0	EUR	100.00	1
B.V.*
Unilever Indonesia Holding B.V.*	64.55/35.45	EUR	1.00	1
Unilever Insurances N.V.	100/0	EUR	454.00	1
Unilever Netherlands Retail Operations B.V.*	100/0	EUR	1.00	1
Unilever Nederland Holdings B.V.°*	100/0	EUR	454.00	1
Unilever Turkey Holdings B.V.*	64.55/35.45	EUR	1.00	1
Unilever US Investments B.V.°*	100/0	EUR	1.00	1
Unilever Ventures Holdings B.V.	100/0	EUR	453.79	1
Univest Company B.V.	100/0	EUR	1.00	1
UNUS HOLDING B.V.*	100/0	EUR	0.10	2
	0/100	EUR	0.10	3
†	0/0	EUR	0.10	28
		Non-voting†
Verenigde Zeepfabrieken B.V.*	100/0	NLG	1,000.00	1
Wemado B.V.°*	100/0	NLG	1,000.00	1
Netherlands - Nassaukade 5, 3071 JL Rotterdam
Tessa B.V.*	100/0	EUR	1.00	1
Unilever BCS Nederland B.V.*	55.40/44.60	EUR	1.00	1
UNILEVER NEDERLAND B.V.*	100/0	EUR	454.00	1
Unilever Nederland Foods Factories B.V.*	100/0	EUR	46.00	1
Netherlands - Reggeweg 15, 7447 AN Hellendoorn
Ben en Jerry’s Hellendoorn B.V.*	100/0	EUR	453.78	1
Netherlands - Deltaweg 150, 3133 KM Vlaardingen
Lever Faberge Europe-Sourcing Unit	100/0	NLG	1,000.00	1
Vlaardingen B.V.*
Netherlands - Olivier van Noortlaan 120, 3133 AT Vlaardingen
Unilever BCS Research and Development B.V.*	55.40/44.60	EUR	1.00	1
Unilever Research and Development	100/0	EUR	460.00	1
Vlaardingen B.V.*
Netherlands - Nassaukade 3, 3071 JL Rotterdam
Unilever BCS Sourcing Nederland B.V.*	55.40/44.60	EUR	1.00	1
Unilever Nederland Services B.V.*	100/0	EUR	460.00	1
Netherlands - Unilever House, 100 Victoria Embankment, London, EC4Y 0DY (Registered
Seat: Rotterdam)
Unilever Overseas Holdings B.V.*	0/100	NLG	1,000.00	1
New Zealand - Level 4, 103 Carlton Gore Rd, Newmarket, Auckland 1023
T2 NZ Limited	0/100	NZD	1.00	1
Unilever New Zealand Limited	0/100	NZD	2.00	1
Unilever New Zealand Superannuation Trustee	0/100	NZD	1.00	1

Name of Undertaking	% holding as between NV /PLC	Nominal Value		Share Class Note
Limited
Unilever New Zealand Trading Limited	0/100	NZD	1.00	1
Ben & Jerry’s Franchising New Zealand Limited	0/100	NZD	1.00	1
Nicaragua - Km 11.5, Carretera Vieja a León, 800 Mts Norte, 100 Mts Este, 300 Mts Norte, Managua
Unilever de Centroamerica S.A. Nicaragua	100/0	NIC	50.00	1
Niger - BP 10272 Niamey
Unilever Niger S.A. (56.27)	0/56.27	XOF	10,000.00	1
Nigeria - 1 Billings Way, Oregun, Ikeja, Lagos
Unilever Nigeria Plc (67.70)	0/67.70	NGN	0.50	1
West Africa Popular Foods Nigeria Limited (51)	0/51	NGN	1.00	1
Norway - Martin Linges vei 25, Postbox 1, 1331 Fornebu
Unilever Norge AS	100/0	NOK	100.00	1
Pakistan - Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Lever Associated Pakistan Trust (Private) Limited	0/100	PKR	10.00	1
Lever Chemicals (Private) Limited	0/100	PKR	10.00	1
Sadiq (Private) Limited	0/100	PKR	10.00	1
Unilever Birds Eye Foods Pakistan (Private) Limited	0/100	PKR	10.00	1
Unilever Pakistan Foods Limited (75.85)	42.02/33.83	PKR	10.00	1
Unilever Pakistan Limited (99.19)	0/ 99.19	PKR	50.00	1
(71.78)	0/ 71.78	PKR	100.00	14
Palestine - Ersal St. Awad Center P.O.B 3801 Al-Beireh, Ramallah
Unilever Market Development Company	0/100	ILS	1.00	1
Panama - Punta Pacífica, Calle Isaac Hanono Missri, P.H. Torre de las Américas, Torre C, Oficina 32, corregimiento de San Francisco, Distrito y Provincia de Panamá
Unilever Regional Services Panama S.A.	100/0	USD	1.00	1
Panama - Calle Isaac Honoro, Torre de las Americas, torre C, piso 32, corregimiento de San Francisco, distrito y provincia de Panamá
Unilever de Centroamerica S.A. Panama	100/0	No Nominal Value
Paraguay - 4544 Roque Centurión Miranda N° 1635 casi San Martin. Edificio Aymac II, Asunción
Unilever de Paraguay S.A.	100/0	PYG	1,000,000.00	1
Peru - Av. Paseo de la Republica 5895 OF. 401, Miraflores, Lima 18
Unilever Andina Perú S.A.	100/0	PEN	1.00	1
Philippines - Linares Road, Gateway Business Park, Gen. Trias, Cavite
Metrolab Industries, Inc.	64.55/35.45	PHP	1.00	7
	64.55/35.45	PHP	10.00	14
Philippines - 7th Floor, Bonifacio Stopover Corporate Center, 31st Street corner 2nd Avenue, Bonifacio Global City, Taguig City
Unilever Philippines, Inc.	64.55/35.45	PHP	50.00	7
Philippines - 11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City
Unilever Philippines Body Care, Inc.	64.55/35.45	PHP	100.00	7
Philippines - Manggahan Light Industrial Compound, A. Rodriguez Avenue, Bo. Manggahan, Pasig City
Unilever RFM Ice Cream, Inc. (50)	32.28/17.72	PHP	1.00	29
Poland - Jerozolimskie 134, 02-305, Warszawa
Unilever Polska Sp. z o.o.	0/100	PLN	50.00	1
Unilever Poland Services Sp. z o.o.	0/100	PLN	50.00	1
UNILEVER POLSKA S.A.	0/100	PLN	10.00	1
Unilever BCS Polska Sp. z o.o.	55.40/44.60	PLN	50.00	1
Unilever BCS Polska Holding Sp. z o.o.	0/100	PLN	50.00	1
Puerto Rico - Professional Services Park 997, San Roberto St., Suite 7, San Juan
Unilever de Puerto Rico, Inc°	100/0	USD	100.00	1
Rwanda - Nyarugenge, Nyarungenge, Umujyi wa Kigali, Rwanda, P.O. BOX 6428 Kigali
Unilever Tea Rwanda Limited	0/100	RWF	4270.00	1
Romania - Ploiesti, 291 Republicii Avenue, Prahova County
Unilever Romania S.A. (99)	99/0	ROL	0.10	1
Unilever Distribution SRL	100/0	ROL	20.00	1
Unilever BCS SCE SRL	55.40/44.60	ROL	10.00	1
Unilever South Central Europe S.A.	100/0	ROL	260.50	1
Russia - 644031, 205, 10 let Oktyabrya, Omsk
Inmarko Trade LLC	7.12/92.88			13
Russia - 300016, 78, Ostrovskogo Street, Tula
JLLC Tulskiy Khladokombinat (98.29)	6.99/91.29	RUR	1.00	1
Russia - 123022, 13, Sergeya Makeeva Street, Moscow
OOO UNILEVER RUS	7.12/92.88			13
Saudi Arabia - P.O. Box 5694, Jeddah 21432
Binzagr Unilever Limitedx (49)	0/49	SAR	1,000.00	1
Serbia - Belgrade, Serbia, Omladinskih brigada 90b – Novi Beograd
Unilever Beograd d.o.o.	100/0			13
Singapore - 20E Pasir Panjang Road, #06-22 Mapletree Business City, 117439
T2 Singapore PTE Limited	0/100	SGD	1.00	1
Singapore - 20 Pasir Panjang Road, #06-22 Mapletree Business City, 117439
UNILEVER ASIA PRIVATE LIMITED	100/0	SGD	1.00	1
Unilever Singapore Pte. Limited	0/100	SGD	1.00	1
Slovakia - Karadzicova 10, 821 08 Bratislava
Unilever BCS Slovensko, spol. s r.o.	55.40/44.60	EUR	1.00	1
Unilever Slovensko spol. s r.o.	100/0	EUR	1.00	1
South Africa -15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
Nollsworth Park Properties (Pty) Limited (74.25)	11.21/63.04	ZAR	2.00	1
Unilever Market Development (Pty) Limited	0/100	ZAR	1.00	1
UNILEVER SOUTH AFRICA (PTY) LIMITED	11.21/63.04	ZAR	2.00	1
(74.25)
Unilever South Africa Holdings (Pty) Limitedr	11.21/63.04	ZAR	1.00	1
(74.25)
(0.02)	0.005/0.015	ZAR	1.00	2
(0.009)	0.002/0.007	ZAR	1.00	3
South Africa – 4 Merchant Place, CNR Fredman Drive and Rivonia Road Sandton, 2196
Aconcagua 14 Investments (RF) (Pty) Limited (74.25)	11.21/63.04	ZAR	1.00	1
Spain - PA / Reding, 43, Izda 1, 29016 Malaga
Intuiskin S.L.U.	100/0	EUR	1.00	1
Spain - C/ Tecnología 19, 08840 Viladecans
Unilever BCS Spain, S.L.U.	55.40/44.60	EUR	1.00	1
UNILEVER ESPANA S.A.	100/0	EUR	48.00	1
Unilever Services Espana S.A.	100/0	EUR	60.00	1
Spain - C/ Felipe del Río, 14 – 48940 Leioa
Unilever Foods Industrial Espana, S.L.U.	100/0	EUR	600.00	1
Spain - C/Condesa de Venadito 1, planta 4, 28028 Madrid
Unilever HPC Industrial Espana S.L.U.	100/0	EUR	600.00	1
Sri Lanka - 258 M Vincent Perera Mawatha, Colombo 14
Brooke Bond Ceylon Limited	0/100	LKR	100.00	1
Ceytea Limited	0/100	LKR	10.00	1
Lever Brothers (Exports and Marketing) Limited°	0/100	LKR	2.00	1
Maddema Trading Co. Limited	0/100	LKR	10.00	1
Premium Exports Ceylon (Pvt) Limited	0/100	LKR	10.00	1
R.O. Mennell & Co. (Ceylon) Limited	0/100	LKR	10.00	1
Tea Estates Ceylon Limited	0/100	LKR	100.00	1
Unilever Ceylon Services Limited	0/100	LKR	10.00	1
Unilever Ceylon Marketing Limited	0/100	LKR	10.00	1
Unilever Lipton Ceylon Limited	0/100	LKR	10.00	1
Unilever Sri Lanka Limited°	0/100	LKR	10.00	1
Sweden - Box 1056, Svetsarevaegen15, 17122, Solna
Alberto Culver AB	55.40/44.60	SEK	100.00	1
Unilever BCS Sourcing Sweden AB	55.40/44.60	SEK	1.00	1
Unilever BCS Sweden AB	55.40/44.60	SEK	1.00	1
Unilever Holding AB	100/0	SEK	100.00	1
Unilever Produktion AB	100/0	SEK	50.00	1
UNILEVER SVERIGE AB	100/0	SEK	100.00	1
Sweden -Karlavagen 108, 115 26 Stockholm
Blueair AB	100/0	SEK	100.00	1
Sweden - Box 24275, 10451, Stockholm
Blueair Cabin Air AB	100/0	SEK	100.00	1
Sweden - Karlavagen 108, 115 26, Stockholm
Jonborsten AB	100/0	SEK	1.00	1
Switzerland - Chemin Frank-Thomas 34, 1208 Genève
Intuiskin SARL (In Liquidation)	100/0	CHF	100.00	1
Switzerland - Bahnhofstrasse 19, CH 8240 Thayngen
Knorr-Nährmittel Aktiengesellschaft	100/0	CHF	1,000.00	1
UNILEVER SCHWEIZ GMBH	100/0	CHF	100,000.00	1
Unilever BCS Schweiz GmbH	55.40/44.60	CHF	100.00	1
Switzerland - Spitalstrasse 5, 8201, Schaffhausen
UNILEVER SUPPLY CHAIN COMPANY AG	100/0	CHF	1,000.00	1
Switzerland - Spitalstrasse 5, 8200, Schaffhausen
UNILEVER ASCC AG	100/0	CHF	1,000.00	1
UNILEVER FINANCE INTERNATIONAL AG	100/0	CHF	1,000.00	1
Unilever Business and Marketing Support AG	100/0	CHF	1,000.00	1
Unilever Overseas Holdings AG	0/100	CHF	1,000.00	1
Unilever Schaffhausen Service AG	100/0	CHF	1,000.00	1
Unilever Swiss Holdings AG	100/0	CHF	1,000.00	1
Switzerland - Hinterbergstr. 30, CH-6312 Steinhausen
Oswald Nahrungsmittel GmbH	100/0	CHF	800,000.00	1
Switzerland - Schochenmühlestrasse 2, 6340 Baar
Unilever Reinsurance AG	100/0	CHF	1,000.00	1
Taiwan - 3F., No. 550, Sec. 4, Zhongxiao East Rd., Xinyi District, Taipei City
Unilever Taiwan Limited (99.92)	64.50/35.42	TWD	10.00	1
Tanzania - Plot No.4A Pugu Road, Dar Es Salaam
Distan Limited	0/100	TZS	20.00	1
UAC of Tanzania Limited	0/100	TZS	20.00	1
Uniafric Trust Tanzania Limited	0/100	TZS	20.00	1
Unilever Tanzania Limited	0/100	TZS	20.00	1
Tanzania - P.O. Box 40, Mufindi
Unilever Tea Tanzania Limited	0/100	TZS	20.00	1
Thailand - 161 Rama 9 Road, Huay Kwang, Bangkok 10310
Unilever Thai Holdings Limited	64.55/35.45	THB	100.00	1
Unilever Thai Services Limited	64.55/35.45	THB	100.00	1
UNILEVER THAI TRADING LIMITED	64.55/35.45	THB	100.00	1
Trinidad & Tobago - Eastern Main Road, Champs Fleurs
Unilever Caribbean Limited (50.01)	0/50.01	TTD	1.00	1
Tunisia - Z.I. Voie Z4-2014 Mégrine Erriadh – Tunis
Unilever Tunisia S.A. (97.61)	97.61/0	TND	6.00	1

Name of Undertaking	% holding as between NV /PLC	Nominal Value		Share Class Note
Unilever Maghreb Export S.A. (97.59)	97.59/0	TND	5.00	1
Tunisia - Z.I. Voie Z4, Megrine Riadh, Tunis, 2014
UTIC Distribution S.A.[x] (47.82)	47.82/0	TND	10.00	1
Turkey - Saray Mahallesi Dr. Adnan Büyükdeniz Cad. No.13 34768 Ümraniye – İstanbul
Unilever Gida Sanayi ve Ticaret AŞ° (99.98)	0.05/99.93	TRY	0.01	1
UNILEVER SANAYI VE TICARET TÜRK AŞ°	64.54/35.44	TRY	0.01	1
(99.98)
Besan Besin Sanayi ve Ticaret AŞ (99.99)	64.55/35.44	TRY	0.01	1
Dosan Konserve Sanayi ve Ticaret AŞ (99.64)	64.32/35.32	TRY	0.01	1
Uganda - Plot 10/12 Nyondo Close, Industrial Area, P.O. Box 3515 Kampala
Unilever Uganda Limited	0/100	UGX	20.00	1
Ukraine - 04119, 27-T, Dehtyarivska Str., Kyiv
Pallada Ukraine LLC	100/0			13
Unilever Ukraine LLC	100/0			13
United Arab Emirates - PO Box 17053, Jebel Ali, Dubai
Severn Gulf FZCO[x] (50)	50/0	AED	100,000.00	1
Unilever Gulf FZE	0/100	AED	1,000.00	1
United Arab Emirates - Parcel ID 598633, German Emarati Business Centre, Dubai
Unilever General Trading LLC[x] (49)	0/49	AED	1,000.00	1
United Araba Emirates - P.O. Box 18221 European Business Center Dubai Investments Park				1
Unilever Home & Personal Care Products	0/49	AED	1,000.00	1
Manufacturing LLC[x] (49)
United States - 700 Sylvan Avenue, Englewood Cliffs, New Jersey 07632-3201
ACI Brazil Holdings, LLC	55.40/44.60			13
ACUSA Brazil Holdings, LLC	55.40/44.60			13
Alberto Share Holdings, LLC	55.40/44.60			13
Alberto-Culver Company	55.40/44.60	No Par Value		1
Alberto-Culver International, Inc	55.40/44.60	USD	1.00	1
Alberto-Culver (P.R.), Inc	55.40/44.60	USD	1.00	1
ALBERTO-CULVER USA, INC	55.40/44.60	No Par Value		1
Ben & Jerry’s Franchising, Inc	55.40/44.60	USD	1.00	7
Ben & Jerry’s Gift Card, LLC	55.40/44.60			13
Ben & Jerry’s Homemade, Inc	55.40/44.60	USD	0.01	7
Bestfoods International (Holdings) Inc	55.40/44.60	USD	100.00	7
Chesebrough-Pond’s Manufacturing Company	55.40/44.60	No Par Value		1
CONOPCO, INC	55.40/44.60	USD	1.00	7
Dermalogica, LLC	55.40/44.60			13
DTJJS, LLC	55.40/44.60			13
Kate Somerville Holdings, LLC	55.40/44.60			13
Kate Somerville Skincare LLC	55.40/44.60			13
Lipton Industries, Inc	55.40/44.60	USD	1.00	1
Murad LLC	55.40/44.60			13
Pantresse, Inc	55.40/44.60	USD	120.00	1
REN USA Inc	0/100	No Par Value		7
Skin Health Experts, LLC	55.40/44.60			13
Kensington & Sons, LLC	55.40/44.60			13
St. Ives Laboratories, Inc	55.40/44.60	USD	0.01	1
T2 US LLC	55.40/44.60			13
Talenti Gelato, LLC	55.40/44.60			13
Talenti Holdings, LLC	55.40/44.60			13
TIGI Linea Corp	55.40/44.60	No Par Value		1
Unilever AC Canada Holding, Inc	55.40/44.60	USD	10.00	1
Unilever BCS Sourcing US Inc	55.40/44.60	USD	1.00	1
Unilever BCS US Inc	55.40/44.60	USD	1.00	1
Unilever Bestfoods (Holdings) LLC	25.10/74.90			13
UNILEVER CAPITAL CORPORATION	55.40/44.60	USD	1.00	1
Unilever Illinois Manufacturing, LLC	55.40/44.60			13
Unilever Manufacturing (US), Inc	55.40/44.60	USD	1.00	1
Unilever Trumbull Holdings, Inc	42.54/57.46	USD	1.00	7
Unilever Trumbull Research Services, Inc	55.40/44.60	USD	1.00	1
	55.40/44.60	USD	1.00	34
Unilever United States Foundation, Inc	55.40/44.60			13
UNILEVER UNITED STATES, INC	55.40/44.60	USD	0.3333	7
Unilever Ventures Advisory LLC	55.40/44.60			13
United States – 100 N LaSalle, Ste 1900, Chicago IL, 60602
Blueair Inc.	100/0	No Par Value		1
United States - 233 Bleecker Street, New York, 10014
Carapina LLC	100/0			13
Grom Columbus LLC	100/0			13
Grom Malibu LLC	100/0			13
Grom USA LLC	100/0			13
Hollywood LLC	100/0			13
Spatula LLC	100/0			13
United States - 60 Lake Street, Suite 3N, Burlington, VT 05401
Seventh Generation Canada, Inc.	55.40/44.60	No Par Value		7
Seventh Generation, Inc.	55.40/44.60	USD	.001	7
Seventh Generation Ventures, Inc.	55.40/44.60	USD	.001	7
United States - 13335 Maxella Ave. Marina del Rey, CA 90292
Dollar Shave Club, Inc.	55.40/44.60			13
United States - 2711 Centerville Road, Suite 400, Wilmington, Delaware
Grom Franchising LLC	100/0			13
United States - 55 East 59th Street, New York, 10022
Intuiskin Inc	100/0	No Par Value		1
United States - 420 South Robertson Dr., #260, Beverly Hills, CA 90212
Personal Care Marketing & Research Inc	55.40/44.60	USD	1.00	7
United States – CTC 1209 Orange Street Wilmington, DE19801
Living Proof, Inc.	55.40/44.60	USD	0.01	1
United States – CSC Lawyers Incorporating Service, 2710 Getaway Oaks Drive, 150N Sacramento, CA 95833
Kingdom Animalia, LLC	55.40/44.60			13
United States - 2711 Centreville Road, Suite 400, Wilmington, New Castle County, Delaware 19808
Pukka Herbs Inc	0/100	USD	0.001	7
Uruguay - Camino Carrasco 5975, Montevideu
Unilever Uruguay SCC S.A.	100/0	UYU	1.00	1
Lever S.A.	100/0	UYP	0.10	1
Arisco Productos Alimenticios Uruguay S.A.	64.55/35.45	UYP	1.00	1
Unilever del Uruguay S.R.L.	100 /0	UYU	1.00	1
Venezuela -Edificio Torre Corp Banca, Piso 15, entre Avenidas Blandín y Los Chaguaramos, Urbanización La Castellana, Caracas
Unilever Andina Venezuela S.A.	100/0	VEB	1,000.00	1
Vietnam - Lot A2-3, Tay Bac Cu Chi Industry Zone, Tan An Hoi Ward, Cu Chi District, Ho Chi Minh City
Unilever Vietnam International Company Limited	100/0			13
Zambia - Stand No. 7136, Mwembeshi Road, P.O. Box 31953 Lusaka
Unilever South East Africa Zambia Limited	0/100	ZMK	2.00	34
	0/100	ZMK	2.00	1
Zimbabwe - Box 950 Harare
Unilever – Zimbabwe (Pvt) Limitedr	0/100	ZWD	2.00	1

SUBSIDIARY UNDERTAKINGS NOT INCLUDED IN THE CONSOLIDATION

Brazil- Pouso Alegre, Minas Gerais, Brazil Av, Prefeito Olavo Gomes, 3701, Suite Repensar, Jardim Mariosa, 37550-000
UBI 3 Participacoes Ltda	64.55/35.45	BRL	1.00	5
China - Room 01, 24/F, Office Building, No. 93 Middle Huaihai Road, Shanghai
Shanghai CarverKorea Limited	0/100	USD	1.00	7
Ecuador - Km 25 Vía a Daule, Guayaquil
Visanuasa S.A.	100/0	USD	1.00	1
England and Wales - 5th Floor, 6 St Andrew Street, London, EC4A 3AE
Big Sync Music Limitedr◇ (67.39)	67.39/0	GBP	0.001	35
	100/0	GBP	1.00	36
Catexel Limitedr◇ (97.67)	0/97.67	GBP	0.01	2
(45.25)	0/45.25	GBP	0.01	36
(96.67)	0/96.67	GBP	0.01	14
Catexel Technologies Limitedr◇ (79.52)	0/79.52	GBP	0.001	35
Catexel Cellulosics Limitedr◇ (80.27)	0/80.27	GBP	0.001	35
Unilever Ventures General Partner Limited◇	0/100	GBP	1.00	1
England and Wales – 100 Victoria Embankment, Blackfriars, London, EC4Y 0DY
Dollar Shave Club Limited	0/100	GBP	1.00	1
England and Wales – 1 More London Place, London, SE1 2AF
Brooke Bond Foods Limited (In Liquidation)	0/100	GBP	1.00	1
Unidis Twenty Six Limited (In Liquidation)	0/100	GBP	1.00	1
Ghana - Plot No. Ind/A/3A–4, Heavy Industrial Area, Tema
United Africa Trust Limited	0/100	GHC	10.00	1
Greece - Kymis ave & 10, Seneka str. GR-145 64 Kifissia
Lipoma Management Consulting SA	100/0	EUR	10.00	1
Haiti – Port-au-Prince
Unilever Haiti S.A.	100/0	HTG	500,000	56
Hong Kong – 6th Floor, Alexandra House, 18 Chater Road, Central
T2 Hong Kong Limited	100/0	HK	1	1
Hong Kong - Room 1808, 18/F, Tower II Admiralty Centre, 18 Harcourt Road, Admiralty
Hong Kong CarverKorea Limited	0/100	HKD	1.00	7
India - Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
Bhavishya Alliance Child Nutrition Initiatives	0/67.20	INR	10.00	1
(67.20)
Hindustan Unilever Foundation (67.21)	0/67.21	INR	10.00	1
Israel - 3 Daniel Fisch St., Tel Aviv, 6473104
PCMR International Limited	55.40/44.60	NIS	0.10	1
Iran – No.32, Mokhberb Blvd, Ashrafi Esfashani Exo,.Tehran, Iran Postal Code: 1476785475
Golestan Co.	50.66/0			1
Jamaica - White Marl Street, Spanish Town, PO Box 809, Parish Saint Catherine
Unilever Jamaica Limited	0/100	JMD	1.00	1
Kenya - Commercial Street, P.O. BOX 40592-00100, Nairobi
Union East African Trust Limited*	0/100	KES	20.00	1
Korea – 81, Tojeong 31-gil, Mapo-gu, Seoul
Carver Korea Co., Ltd	0/100	KRW	500.00	7
Morocco - Km 10, Route Cotiere, Ain Sebaa, Casablanca
Societe Commerciale du Rif	0/100	MAD	50.00	1
Societe Tangeroise de Parfumerie et d’Hygiene S.A.R.L.	0/100	MAD	50.00	1
Netherlands - Wassenaarseweg 72, 2333 AL Leiden
Chemsenti B.V. (79.52)	0/79.52	EUR	1.00	1
Weena 455, 3013 AL Rotterdam
Unilever UK Holdings B.V.	100/0	EUR	1.00	1

Name of Undertaking	% holding as between NV /PLC	Nominal Value		Share Class Note
Unilever International Holdings B.V.	100/0	EUR	1.00	1
Unilever UK Holdings N.V.°	100/0	EUR	1.00	1
Unilever International Holdings N.V.°	100/0	EUR	1.00	1
Scotland - 15 Atholl Crescent, Edinburgh, EH3 8HA
Unilever Ventures (SLP) General Partner Limited	0/100	GBP	1.00	1
United States - 13335 Maxella Ave. Marina del Rey, CA 90292
DSC Distribution, Inc.	55.40/44.60			13
United States - 233 Bleecker Street, New York, 10014
Grom WTC LLC	100/0			13
Grom Century City LLC	100/0			13
United States - 200 Clarendon Street, Boston, MA 02116
BC Cadence Holdings, Inc	55.40/44.60	USD	0.01	7
United States - 11 Ranick Drive South, Amityville, NY 11701
Sundial Group LLC	55.40/44.60			22
	55.40/44.60			64
	55.40/44.60			65
Sundial Group Holdings LLC	55.40/44.60			13
BTWalls LLC	55.40/44.60			13
Sundial Brands LLC	55.40/44.60			66
Sundial Creations LLC	55.40/44.60			13
Madam C.J. Walker Enterprises, LLC	55.40/44.60			13
Nyakio LLC	55.40/44.60			13
Sundial Digital LLC	55.40/44.60			13
ASSOCIATED UNDERTAKINGS

Australia – 1-3 Newton Street, Cremorne, VIC 3121
SNDR PTY LTDr◇	100/0	No Par Value		58
Bahrain - 161, Road 328, Block 358, Zinj, Manama
Unilever Bahrain Co. W.L.L. (49)	0/49	BHD	50.00	1
Brazil - Rod. Dom Gabriel Paulino Bueno Couto, km. 66 – Part
ITB Ice Tea do Brazil Limitada (50)	32.28/17.72	BRL	1.00	5
Brazil - Avenue Engenheiro Luiz Carlos Berrini, 105, 16º andar, Ed. Berrini One, Itaim Bibi,
CEP 0471/001-00, City of São Paulo, State of São Paulo
Gallo Brasil Distribuição e comércio Limitada (55)	0/55	BRL	1.00	5
Canada - Suite 300-171 West Esplanade, North Vancouver, British Columbia Canada V7M 3K9
A&W Root Beer Beverages Canada Inc. (40)	25.82/14.18	No Par Value		38
Cyprus - 2 Marcou Dracou str., Engomi Industrial Estate, 2409 Nicosia
Unilever PMT Limitedr (49)	0/49	EUR	1.71	3
England and Wales - Chesterford Research Park, Little Chesterford, Saffron, Waldon CB10 1XL
Arecor Limitedr◇ (24.22)	0/24.22	GBP	0.01	1
(35.72)	0/35.72	GBP	0.01	35
England and Wales - 3rd Floor, 101 New Cavendish Street, London W1W 6XH
Blis Media Limitedr◇ (30.11)	30.11/0	GBP	0.00001	39
England and Wales - Cambridge House, 16 High Street, Saffron Walden, Essex CB10 1AX
Blow Limited◇ (6.97)	6.97/0	GBP	0.001	1
(49.77)	49.77/0	GBP	0.001	57
England and Wales - First Floor, 59-61 High Street West, Glossop SK13 8AZ
CDDM Technology Limitedr◇ (49.53)	0/49.53	GBP	0.01	36
England and Wales - 1st Floor, Charles House, 5-11 Regent Street, London SW1Y 4LR
Langholm Capital II L.P.	46.30/0			4
England and Wales - Unit 3 Morris House, Swainson Road, London W3 7UP
SCA Investments Limitedr◇ (5.98)	5.98/0	GBP	0.001	35
(74.60)	74.60/0	GBP	0.001	40
(25.19)	25.19/0	GBP	0.001	41
(9.52)	9.52/0	GBP	0.001	42
England and Wales – 167 Wimbledon Park Road, London SW18 5RH
THENUDECO LIMITEDr◇ (38.95)	38.95/0	GBP	0.001	35
England and Wales - Cambridge House, 16 High Street, Saffron Walden, Essex CB10 1AX
Trinny London Limitedr◇ (64.22)	64.22/0	GBP	0.01	43
England and Wales - 5th Floor, 6 St Andrew Street, London EC4A 3AE
Voltea Limitedr◇ (35.58)	0/35.58	EUR	0.10	35
(66.83)	0/66.83	EUR	0.10	44
(12.44)	0/12.44	EUR	0.10	46
(18.14)	0/18.14	EUR	0.10	52
(3.56)	0/3.56	EUR	0.10	50
France - 7 rue Armand Peugeot, 92500 Rueil-Malmaison
Relais D’or Centrale S.A.S. (49.99)	32.27/17.72	No Par Value		1
Germany - Beerbachstraße 19, 91183 Abenberg
Hans Henglein & Sohn GmbH (50)	32.78/17.22	EUR	100,000.00	1
Henglein & Co. Handels-und Beteiligungs	32/18			4
GmbH & Co. KG◇ (50)
Henglein Geschäftsführungs GmbH◇ (50)	32/18	DEM	50,000.00	1
Nürnberger Kloßteig NK GmbH & Co. KG◇ (50)	32/18			4
Germany - Bad Bribaer Straße, 06647 Klosterhäseler
Henglein GmbH◇ (50)	32/18	DEM	50,000.00	1
Beerbachstruße 37, 17153 Stavenhagen
Hochreiter Frischteigwaren GmbH (50)	32.78/17.22	DEM	250,000.00	1
Indonesia - Wisma Bango Lt.05, Jl.Sulaiman No.32, Jakarta Barat 11540
PT Anugrah Mutu Bersama (40)	26.22/13.78	IDR	1,000,000.00	1
Ireland - 70 Sir John Rogersons Quay, Dublin 2
Pepsi Lipton International Limitedr	100/0	EUR	1.00	52
	100/0	EUR	1.00	53
	100/0	EUR	1.00	54
	100/0	EUR	1.00	55
India – 101, Tower 5, Orchid Petals, Sector 49, Gurgaon
AAIDEA Solutions Private Limitedr◇	100/0	INR	100.00	67
India - 7th Floor, 703/704, Marathon Icon, Off Ganpatrao Kadam Marg, Vir Santaji Marg,
Lower Parel, Mumbai-400013
Peel-Works Private Limitedr◇ (48.15)	48.15/0	INR	30.00	63
Israel - Kochav Yokneam Building, 4th Floor, P.O. Box 14, Yokneam Illit 20692
Iluminage Beauty Limitedr (99.74)	99.74/0	ILS	1.00	14
Japan - #308, 5–4–1, Minami Azabu, Tokyo
Grom Japan K.K◇ (34)	34/0	JPY	50,000.00	1
Luxembourg - 5 Heienhaff, L-1736 Senningerberg
Helpling Group Holding S.à r.l.r◇	98.57/0	EUR	1.00	60
Mauritius – c/o Equinoxe Alternative Investment services (Mauritius Limited); 12th Floor,
Standard Chartered Tower. Ebene 72201
Capvent Asia Consumer Fund Limitedr (41.00)	41.00/0	USD	0.01	8
Oman - Po Box 1711, Ruwi, Postal code 112
Towell Unilever LLC	0/49	OMR	10.00	1
Philippines - 11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City,
Taguig City, M.M
Sto Tomas Paco Land Corpr◇	64.55/35.45	PHP	1.00	7
Paco Platform 7.5 Inc.r◇	64.55/35.45	PHP	1.00	7
Cavite Horizons Land, Inc.◇	22.66/12.44	PHP	1.00	7
	64.55/35.45	PHP	10,000.00	14
Industrial Realties, Inc.◇	29.30/16.1	PHP	1.00	7
Philippines - Manggahan Light Industrial Compound, A. Rodriguez Avenue, Bo. Manggahan,
Pasig City
WS Holdings Inc.r◇	64.55/35.45	PHP	1.00	29
Selecta Walls Land Corpr◇	64.55/35.45	PHP	10.00	29
Portugal - Largo Monterroio Mascarenhas, 1,1099–081 Lisboa
Fima Ola – Produtos Alimentares, S.A. (55)	0/55	EUR	500.00	1
Gallo Worldwide, Limitada (55)	0/55	EUR	1,000,000.00	5
Transportadora Central do Infante, Limitada (54)	0/54	EUR	1.00	1
Unilever Fima, Limitada (55)	0/55	EUR	26,295,157.00	5
Victor Guedes – Industria e Comercio, S.A. (55)	0/55	EUR	5.00	1
Sweden - No 18 Office & Lounge, Briger Jarlsgatan 18,114 34 Stockholm
SachaJuan Haircare ABr◇ (99.50)	99.50/0	SEK	1.00	9
United Arab Emirates - P.O. Box 49, Dubai
Al Gurg Unilever LLC (49)	0/49	AED	1,000.00	1
United Arab Emirates - Po Box 49, Abu Dhabi
Thani Murshid Unilever LLC (49)	49/ 0	AED	1,000.00	1
United States -1679 South Dupont Highway, Suite 100, Dover, Kent County, Delaware 19901
Beauty Bakerie Cosmetics Brand Incr◇ (50.05)	50.05/0	USD	0.001	58
United States - 2600 Tenth St #101, Berkeley CA 94710
Machine Vantage◇ (9.86)	9.86/0			7
(55.19)	55.19/0			58
United States - c/o Law Traders Inc., 300 Delaware Ave., Suite 210, in the City of Wilmington, County of New Castle
Quantbiome Inc. (dba Thryve)r◇ (23.26)	23.26/0	USD	0.00001	59
United States - C/O National Registered Agents, Inc.160 Green Tree Drive, Suite 101, Dover, Delaware 19904
Discuss.io Incr◇ (8.30)	8.30/0	USD	0.0001	7
(15.36)	15.36/0	USD	0.0001	55
(53.91)	53.91/0	USD	0.0001	43
United States - 700 Sylvan Avenue, Englewood Cliffs, New Jersey 07632-3201
Pepsi Lipton Tea Partnership (50)	27.70/22.30			4
United States – 548 Market St #70998, San Francisco, CA 94104-5401
Physic Ventures L.P.◇ (57.27)	57.27/0			4
United States - 1170 Olinder Court, San Jose, CA 95122
Sunbasket Incr◇ (2.51)	2.51/0	USD	0.0001	7
(89.03)	89.03/0	USD	0.0001	60
(1.92)	1.92/0	USD	0.0001	61
United States - 2711 Centerville Road, 400 Wilmington, 19808 New Castle
Nutraceutical Wellness Inc (dba Nutrafol)r◇	41.70/0	USD	0.0001	62
(41.70)
(56.82)	56.82/0	USD	0.0001	51

Notes:

1: Ordinary, 2: Ordinary-A, 3: Ordinary-B, 4: Partnership, 5: Quotas, 6: Class- A Common, 7: Common, 8: Class A, 9: Class B, 10: Class C, 11: Class II Common, 12: Class III Common, 13: Membership Interest, 14: Preference, 15: Redeemable Preference, 16: Limited by Guarantee, 17: Estate, 18: Viscountcy, 19: Redeemable Golden Share, 20: Deferred, 21: Ordinary-C, 22: Preferred, 23: Redeemable Preference Class A, 24: Redeemable Preference Class B, 25: Special, 26: Cumulative Preference, 27: 5% Cumulative Preference, 28: Non-Voting Ordinary B, 29: Common B, 30:Management, 31: Dormant, 32: A, 33: B, 34: Cumulative Redeemable Preference, 35: A-Ordinary, 36: Preferred Ordinary, 37: Ordinary-G, 38: Class Common-B, 39: Series A Participating Preference, 40: H-Ordinary, 41: I-Ordinary, 42: J-Ordinary, 43: Series A Preferred Convertible, 44: A Preferred, 45: A1 Preferred, 46: B Preferred, 47: Series 2 Preferred, 48: Series 3 Preferred, 49:Series A2 Convertible Redeemable Preference, 50: D Preferred, 51: Series A-3 Preferred, 52: C Preferred, 53:E Ordinary, 54: G Preferred, 55: Series Seed, 56: Nominal, 57: Preferred A, 58: Series A Preferred, 59: Series Seed-2 Preferred, 60: Series C-2, 61: Series D, 62: Series A1 Preferred, 63: Series B-2 Preference, 64: Class A Interests, 65: Class B Interests, 66. Ownership Units, 67. Seed B CCPS, 68. Office Holders, 69. Security

*	Indicates an undertaking for which Unilever N.V. has issued a declaration of assumption of liability in accordance with section 403, Book 2, Dutch Civil Code.
[o]	Indicates an undertaking directly held by N.V. or PLC. All other undertakings are indirectly held. In the case of Hindustan Unilever Limited 51.50% is directly held and the remainder of 15.70% is indirectly held. In the case of Unilever Kenya Limited 39.13% is directly held and the remainder of 60.87% is indirectly held. In the case of Unilever Sri Lanka Limited 5.49% is directly held and the remainder of 94.51% is indirectly held. In the cases of each of Unilever BCS UK Services Limited and Unilever BCS UK Limited the ordinary shares are indirectly held and the redeemable golden share is directly held. In the case of Mixhold B.V. 27.71% is directly held and the remainder of 72.29% is indirectly held. In the cases of each of Unilever Gida Sarayi ve Ticaret A.Ş. and Unilever Sarayi ve Ticaret Turk A.Ş. a fractional amount is directly held and the remainder is indirectly held. In the case of United Holdings Limited, the ordinary shares are directly held and the preferred shares are indirectly held. In the case of Mixhold N.V., 55.37% of the ordinary – A shares are directly held, the remainder of 44.63% are indirectly held and the other share classes are indirectly held. In the case of Naamlooze Vernootschap Elma the ordinary shares are directly held and the cumulative preference shares are indirectly held.
†	Shares the undertaking holds in itself.
Δ	Denotes an undertaking where other classes of shares are held by a third party.
X	Unilever Trading LLC, Binzagr Unilever Limited, Unilever Home and Personal Care Products Manufacturing LLC and UTIC Distribution S.A. are subsidiary undertakings pursuant to section 1162(2)(b) Companies Act 2006. Servern Gulf FZCO is a subsidiary undertaking pursuant to section 1162(4)(a) Companies Act 2006. The Unilever Group is entitled to 50% of the profits made by Binzagr Unilever Limited. The Unilever Group is entitled to 80% of the profits made by Unilever Trading LLC, Unilever Home and Personal Care Products Manufacturing LLC and Unilever General Trading LLC.
◇	Accounted for as non-current investments within non-current financial assets.
LOGO	Exemption pursuant to Section 264b German Commercial Code.

Further to the above disclosures (1) due to the unified board of Unilever N.V. and Unilever PLC, Unilever N.V. and Unilever PLC are each considered to be a subsidiary undertaking of the other in accordance with section 1162 (4) (b) of the Companies Act 2006 and (2) details of holdings of subsidiary undertakings in the share capitals of Unilever N.V. and Unilever PLC are given under the heading Our Shares on pages 36 to 38.

In addition, we have revenues either from our own operations or otherwise in the following locations: Afghanistan, Albania, Andorra, Angola, Antigua, Armenia, Azerbaijan, Bahamas, Barbados, Belarus, Belize, Benin, Bhutan, Botswana, Brunei Darussalam, Burkina Faso, Burundi, Cameroon, Cape Verde, Central African Republic, Chad, Comoros, Congo, Democratic Republic of Congo, Dominica, Equatorial Guinea, Eritrea, Fiji, French Guiana, Gabon, Gambia, Georgia, Grenada, Guadeloupe, Guinea, Guinea-Bissau, Guyana, Haiti, Iceland, Iraq, Kiribati, Kuwait, Kyrgyzstan, Lesotho, Liberia, Libya, Liechtenstein, Luxembourg, Macao, Macedonia, Madagascar, Maldives, Mali, Malta, Marshall Islands, Martinique, Mauritania, Mauritius, Micronesia (Federated States of), Moldova (Republic of), Monaco, Mongolia, Montenegro, Namibia, Nauru, Palau, Papua New Guinea, Qatar, Saint Kitts and Nevis, Saint Lucia, Saint Vincent and the Grenadines, Samoa, San Marino, Senegal, Seychelles, Sierra Leone, Solomon Islands, Somalia, South Sudan, Sudan, Suriname, Swaziland, Syrian Arab Republic, Tajikistan, Timor Leste, Togo, Tonga, Turkmenistan, Tuvalu, Uzbekistan, Vanuatu and Yemen.

The Group has established branches in Argentina, Azerbaijan, Belarus, Bosnia-Herzegovina, Cote d’Ivoire, Cuba, the Dominican Republic, Kazakhstan, Moldova, the Netherlands, the Philippines, Rwanda, Saudi Arabia, Slovenia, Turkey and United Kingdom.